Share-based payment arrangements - Long term incentive plan 2021 (Details)				12 Months Ended
	Apr. 01, 2021 shares installment	Apr. 01, 2020 shares installment	Apr. 01, 2019 shares installment	Dec. 31, 2021 shares installment	Dec. 31, 2020 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period					5 years
Number of installments			3
Number of options granted (in shares) | shares				0	0
Restricted stock units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period		3 years	3 years
Number of installments		3
Restricted stock units | Key management personnel of entity or parent
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted (in shares) | shares		144,392	152,346
Long Term Incentive Plan 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of installments				3
Long Term Incentive Plan 2021 | Restricted stock units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Annual vesting percentage	100.00%
Vesting period	3 years
Number of installments	3
Long Term Incentive Plan 2021 | Restricted stock units | Key management personnel of entity or parent
Disclosure of terms and conditions of share-based payment arrangement [line items]
Annual vesting percentage				100.00%
Vesting period				3 years
Number of options granted (in shares) | shares	193,387	193,387